Sanford C. Bernstein Fund, Inc.

Schedule of Investments

Short Duration Diversified Municipal Portfolio

December 31, 2023 (unaudited)

	Principal Amount (000)		U.S. $ Value

MUNICIPAL OBLIGATIONS – 94.2%
Long-Term Municipal Bonds – 91.5%
Alabama – 9.9%
Black Belt Energy Gas District (Royal Bank of Canada) Series 2022-D 4.00%, 07/01/2052	$	2,000	$2,011,008
Lower Alabama Gas District (The) (Goldman Sachs Group, Inc. (The))
Series 2020 4.00%, 12/01/2050		5,000	5,018,466
Southeast Energy Authority A Cooperative District (Royal Bank of Canada) Series 2023-B 5.00%, 01/01/2054		2,000	2,134,654

			9,164,128

Arizona – 3.0%
Salt River Project Agricultural Improvement & Power District Series 2015-A 5.00%, 12/01/2036		2,710	2,790,009

California – 13.1%
California Infrastructure & Economic Development Bank (DesertXpress Enterprises LLC) Series 2023 3.65%, 01/01/2050(a)		860	859,058
Foothill-Eastern Transportation Corridor Agency Series 2014-A 6.00%, 01/15/2049 (Pre-refunded/ETM)		3,560	3,562,824
6.00%, 01/15/2053 (Pre-refunded/ETM)		3,000	3,002,380
AGM Series 2014-A Zero Coupon, 01/15/2024		1,700	1,698,108
Port of Oakland Series 2021 5.00%, 11/01/2029		1,000	1,102,070
San Francisco Intl Airport Series 2019-H 5.00%, 05/01/2024 (Pre-refunded/ETM)		1,890	1,901,434

			12,125,874

Colorado – 4.8%
City & County of Denver Co. Airport System Revenue Series 2022-A 5.00%, 11/15/2030		4,000	4,486,758

Connecticut – 2.4%
State of Connecticut Series 2021-2 4.00%, 01/15/2024		2,250	2,250,716

Delaware – 0.9%
Delaware River & Bay Authority Series 2022 5.00%, 01/01/2024		820	820,000

	Principal Amount (000)		U.S. $ Value

Florida – 2.3%
Brevard County Health Facilities Authority (Health First, Inc. Obligated Group) Series 2023 5.00%, 04/01/2025	$	2,110	$2,143,499

Georgia – 6.7%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2027		1,000	1,061,828
City of Atlanta GA Department of Aviation Series 2021-C 5.00%, 07/01/2024		1,000	1,007,124
Series 2023-G 5.00%, 07/01/2027		1,500	1,595,811
Main Street Natural Gas, Inc. (Citigroup, Inc.) Series 2019-C 4.00%, 03/01/2050		2,500	2,512,041

			6,176,804

Illinois – 5.9%
Chicago O’Hare International Airport Series 2022 5.00%, 01/01/2024		2,000	2,000,000
Metropolitan Pier & Exposition Authority Series 2022 3.00%, 06/15/2024		1,000	995,670
State of Illinois Series 2022-B 5.00%, 03/01/2024		1,500	1,503,634
Series 2023-C 5.00%, 05/01/2024		1,000	1,005,423

			5,504,727

Kentucky – 5.4%
Kentucky Public Energy Authority (Morgan Stanley) Series 2018-A 4.00%, 04/01/2048 (Pre-refunded/ETM)		5,000	5,012,586

Massachusetts – 1.3%
City of Quincy MA Series 2023 5.00%, 01/12/2024		1,000	1,000,433
Massachusetts Development Finance Agency (Lasell University) Series 2021 4.00%, 07/01/2026		240	237,476

			1,237,909

New Jersey – 2.2%
New Brunswick Parking Authority BAM Series 2016-A 5.00%, 09/01/2030		1,955	2,066,304

	Principal Amount (000)		U.S. $ Value

New York – 10.5%
Metropolitan Transportation Authority Series 2013-D 5.00%, 11/15/2038 (Pre-refunded/ETM)	$	2,500	$2,500,534
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai) Series 2015 5.00%, 07/01/2025		1,055	1,080,480
Port Authority of New York & New Jersey Series 2018-2 5.00%, 09/15/2027		1,000	1,064,730
Triborough Bridge & Tunnel Authority Series 2021-A 5.00%, 11/01/2025		4,905	5,109,600

			9,755,344

North Carolina – 4.5%
City of Charlotte NC Airport Revenue Series 2021-B 5.00%, 07/01/2025		1,005	1,028,238
County of Gaston NC Series 2023 4.00%, 05/01/2025		3,110	3,144,590

			4,172,828

Pennsylvania – 5.4%
City of Philadelphia PA Series 2019-B 5.00%, 02/01/2025		1,000	1,018,567
Commonwealth of Pennsylvania Series 2016 5.00%, 01/15/2024		3,000	3,002,042
Reading School District BAM Series 2019-D 5.00%, 04/01/2025		1,000	1,021,759

			5,042,368

South Carolina – 3.0%
Piedmont Municipal Power Agency (Piedmont Municipal Power Agency Catawba Project Power Sales Revenue) Series 2021-A 4.00%, 01/01/2024		1,525	1,525,000
SCAGO Educational Facilities Corp. for Pickens School District (Pickens County School District/SC) Series 2015 5.00%, 12/01/2030		1,250	1,279,653

			2,804,653

Texas – 6.8%
Mansfield Independent School District Series 2015 4.00%, 02/15/2033 (Pre-refunded/ETM)		1,000	1,011,637
North Texas Tollway Authority (North Texas Tollway System) Series 2022-B 5.00%, 01/01/2024		2,260	2,260,000

	Principal Amount (000)		U.S. $ Value

State of Texas Series 2016 5.50%, 08/01/2026	$	1,000	$1,059,485
Tarrant Regional Water District Water Supply System Revenue (Pre-refunded - US Govt Agencies) Series 2014 5.00%, 03/01/2044 (Pre-refunded/ETM)		2,000	2,005,997

			6,337,119

Virginia – 3.4%
Town of Leesburg VA Series 2020 5.00%, 01/15/2024		3,180	3,182,165

Total Long-Term Municipal Bonds (cost $84,894,293)			85,073,791

Short-Term Municipal Notes – 2.7%
Colorado Educational & Cultural Facilities Authority (Michael Ann Russell Jewish Community Center, Inc.) Series 2012 4.15%, 01/01/2039(b)		2,200	2,200,000
Grand Traverse County Hospital Finance Authority (Munson Healthcare Obligated Group) Series 2019 4.10%, 07/01/2041(b)		300	300,000

Total Short-Term Municipal Notes (cost $2,500,000)			2,500,000

Total Municipal Obligations (cost $87,394,293)			87,573,791

GOVERNMENTS - TREASURIES – 3.3%
United States – 3.3%
U.S. Treasury Notes 4.375%, 11/30/2028 (cost $3,012,711)		3,000	3,073,125

SHORT-TERM INVESTMENTS – 0.8%
U.S. Treasury Bills – 0.8%
United States – 0.8%
U.S. Treasury Bill Zero Coupon, 03/21/2024 (cost $691,863)		700	692,020

Total Investments – 98.3% (cost $91,098,867)(c)			91,338,936
Other assets less liabilities – 1.7%			1,615,556

Net Assets – 100.0%			$92,954,492

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
USD	8,100	11/01/2030	1 Day SOFR	4.084%	Annual	$283,727	$—	$283,727

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. This security is considered restricted, but liquid and may be resold in transactions exempt from registration. At December 31, 2023, the market value of this security amounted to $859,058 or 0.9% of net assets.

(b)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(c)

As of December 31, 2023, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $880,317 and gross unrealized depreciation of investments was $(356,521), resulting in net unrealized appreciation of $523,796.

As of December 31, 2023, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 5.5% and 0.0%, respectively.

Glossary:

AGM – Assured Guaranty Municipal

BAM – Build American Mutual

ETM – Escrowed to Maturity

SOFR – Secured Overnight Financing Rate

Sanford C. Bernstein Fund, Inc.

Short Duration Diversified Municipal Portfolio

December 31, 2023 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2023:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$85,073,791	$—	$85,073,791
Short-Term Municipal Notes	—	2,500,000	—	2,500,000
Governments - Treasuries	—	3,073,125	—	3,073,125
Short-Term Investments	—	692,020	—	692,020

Total Investments in Securities	—	91,338,936	—	91,338,936
Other Financial Instruments(a):
Assets:
Centrally Cleared Interest Rate Swaps	—	283,727	—	283,727

Total	$—	$91,622,663	$—	$91,622,663

(a)

Other financial instruments include reverse repurchase agreements and derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Portfolio’s transactions in AB mutual funds for the three months ended December 31, 2023 is as follows:

Portfolio	Market Value 09/30/2023 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 12/31/2023 (000)	Dividend Income (000)
Government Money Market Portfolio	$190	$63,749	$63,939	$0	$34